American Century Capital Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

EQUITY INCOME FUND * EQUITY INDEX FUND * LARGE COMPANY VALUE FUND
MID CAP VALUE FUND * NT LARGE COMPANY VALUE FUND * NT MID CAP VALUE FUND
REAL ESTATE FUND * SMALL CAP VALUE FUND * VALUE FUND

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Supplement dated December 3, 2007 * Statement of Additional Information dated September 26, 2007

On December 3, 2007, Small Cap Value C Class shareholders will receive Advisor
Class shares of Small Cap Value in exchange for their C Class shares.
Accordingly, C Class shares of Small Cap Value will no longer be offered.

As of December 3, 2007, the Advisor Class of Large Company Value was combined with the A Class of the same fund. Information specific to the fund's Advisor
Class will be restated with the next statement of additional information update to reflect changes that resulted from the combination.

THE FOLLOWING REPLACES THE LARGE COMPANY VALUE AND SMALL CAP VALUE SECTIONS OF
THE TABLE ON PAGE 2:

FUND/CLASS                           TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
Large Company Value
  Investor Class                     ALVIX                        07/30/1999
--------------------------------------------------------------------------------
  Institutional Class                ALVSX                        08/10/2001
--------------------------------------------------------------------------------
  A Class                            ALPAX                        10/26/2000
--------------------------------------------------------------------------------
  B Class                            ALBVX                        01/31/2003
--------------------------------------------------------------------------------
  C Class                            ALPCX                        11/07/2001
--------------------------------------------------------------------------------
  R Class                            ALVRX                        08/29/2003
--------------------------------------------------------------------------------
Small Cap Value
  Investor Class                     ASVIX                        07/31/1998
--------------------------------------------------------------------------------
  Institutional Class                ACVIX                        10/26/1998
--------------------------------------------------------------------------------
  Advisor Class                      ACSCX                        12/31/1999
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE LARGE COMPANY VALUE AND SMALL CAP VALUE SECTIONS OF
THE TABLE ON PAGES 42 AND 43:

FUND                    CLASS                    PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Large                   Investor, A,             0.90% of first $1 billion
Company Value           B, C and R               0.80% of the next $4 billion
                                                 0.70% over $5 billion
                        --------------------------------------------------------
                        Institutional            0.70% of first $1 billion
                                                 0.60% of the next $4 billion
                                                 0.50% over $5 billion
--------------------------------------------------------------------------------
Small                   Investor                 1.25% of the first $2.5 billion
Cap Value               and Advisor              1.00% over $2.5 billion
                        --------------------------------------------------------
                        Institutional            1.05% of the first $2.5 billion
                                                 0.80% over $2.5 billion
--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AS A FOOTNOTE TO THE ADVISOR CLASS PLAN HEADING ON PAGE
65:

(1)  AS OF SEPTEMBER 4, 2007 (EQUITY INCOME AND REAL ESTATE) AND DECEMBER
     3, 2007 (LARGE COMPANY VALUE) THE ADVISOR CLASS WAS RENAMED A CLASS OR
     COMBINED WITH AN EXISTING A CLASS AND BECAME SUBJECT TO THE A CLASS PLAN.

THE LAST PARAGRAPH OF THE ADVISOR CLASS PLAN SECTION IS DELETED ON PAGE 67.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-58511 0801